Submission	Apr. 09, 2026
Submission [Line Items]
Central Index Key	0000727920
Registrant Name	Equitable Financial Life Insurance Co
Registration File Number	333-293448
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES